Related parties (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Transactions
Financial income (expenses)	R$ (3,942,349)	R$ (6,091,257)	R$ (2,475,559)
Odebrecht and subsidiaries
Transactions
Sales of products	27,467	49,051	64,093
Purchases of raw materials, finished goods services and utilities	742,161	1,564,103	3,692,625
Financial income (expenses)	2,056	(21)
General and administrative expenses
Acquisition of subsidiary	610,000
Petrobras and subsidiaries
Transactions
Sales of products	1,810,789	2,023,815	1,620,335
Purchases of raw materials, finished goods services and utilities	12,795,819	12,291,190	12,488,618
Financial income (expenses)	(39,433)	6,452	6,723
Other
Transactions
Sales of products	629,302	562,709	475,836
Purchases of raw materials, finished goods services and utilities	5,664	56,170	108,688
General and administrative expenses
Odebrecht Previdência Privada ("Odeprev")	36,725	41,845	44,466
Total
Transactions
Sales of products	2,467,558	2,635,575	2,160,264
Purchases of raw materials, finished goods services and utilities	13,543,644	13,911,463	16,289,931
Financial income (expenses)	(37,377)	6,431	6,723
General and administrative expenses
Odebrecht Previdência Privada ("Odeprev")	36,725	R$ 41,845	R$ 44,466
Acquisition of subsidiary	R$ 610,000